Note Receivable and Accrued Interest	6 Months Ended
Jun. 30, 2014
Note Receivable and Accrued Interest [Abstract]
Note Receivable and Accrued Interest:

Note 5 Note Receivable and Accrued Interest:

On May 6, 2014, the Company, Richfield, and certain of Richfield’s subsidiaries entered into a Note and Security Agreement (the “Loan Agreement”) providing for advances of up to $3,000,000 by the Company to Richfield and its subsidiaries. Of the total amount that may be advanced by us under the Loan Agreement, up to $2,000,000 is available to fund those costs of Richfield’s Kansas Work Program which are approved by the Company and the remaining $1,000,000 ($500,000 of which was advanced upon the entry into the Merger Agreement) will be used by Richfield for general corporate purposes approved by the Company.

 Advances made under the Loan Agreement bear interest at an annual rate of 6% and must be repaid upon the earlier of (1) November 30, 2014, (2) ten business days after the consummation of the Merger, and (3) Richfield’s entry into a Superior Proposal (as defined in the Merger Agreement).

The obligations of Richfield and its subsidiaries under the Loan Agreement are secured by security interests and mortgages in all of their assets.

During the six months ended June 30, 2014 advances on and interest accrued on the Loan Agreement amounted to $1,391,938 and $8,071, respectively. As of June 30, 2014, the aggregate principal and accrued interest due was $1,400,009.

On July 17, 2014 the Loan Agreement and Security Agreement was amended. Pursuant to the Amended and Restated Note and Security Agreement, the amount which the Company has agreed to advance to Richfield and its subsidiaries, has been increased by $1,000,000 to a total of $4,000,000. Of the additional $1,000,000, $200,000 may be used by Richfield for general corporate purposes and $800,000 is to be used solely in connection with the Kansas Work Program. As of August 8, 2014 approximately $2,025,000 has been advanced by the Company to Richfield of which $1,200,000 had been advanced for general corporate purposes and $825,000 to develop Richfield’s Kansas properties.

The foregoing descriptions of the Amendments to the Note and Security Agreement reflected in the Amended and Restated Note and Security Agreement do not purport to be complete, and are qualified in their entirety by reference to the full text of the Amended and Restated Note and Security Agreement, included as an exhibit with the Company’s Form 8-K filed on July 23, 2014.